AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 95.5%
Agricultural & Farm Machinery — 3.3%
AGCO Corp.	35,164	$5,051,309
Deere & Co.	20,028	7,493,276
Lindsay Corp.	25,300	4,215,486
Toro Co. (The)	32,004	3,300,892
		20,060,963
Agricultural Products — 0.9%
Darling Ingredients, Inc.*	71,600	5,268,328
Aluminum — 0.5%
Norsk Hydro ASA (Norway)	457,421	2,934,141
Commodity Chemicals — 0.9%
Westlake Chemical Corp.	62,443	5,544,314
Communications Equipment — 0.2%
Bluescape Opportunities Acquisition Corp., UTS*	124,802	1,330,389
Construction & Engineering — 0.6%
Valmont Industries, Inc.	14,400	3,422,448
Construction Machinery & Heavy Trucks — 3.9%
Alamo Group, Inc.	19,600	3,060,540
Bucher Industries AG (Switzerland)	6,092	3,105,402
Caterpillar, Inc.	34,908	8,094,118
Epiroc AB (Sweden)(Class B Stock)	297,182	6,192,914
Metso Outotec OYJ (Finland)	289,401	3,227,715
		23,680,689
Construction Materials — 0.5%
Imerys SA (France)	60,697	2,958,167
Copper — 3.6%
ERO Copper Corp. (Canada)*	261,005	4,492,351
Lundin Mining Corp. (Chile)	571,394	5,878,988
OZ Minerals Ltd. (Australia)	263,492	4,602,995
Southern Copper Corp. (Peru)	98,018	6,652,482
		21,626,816
Diversified Chemicals — 0.7%
Huntsman Corp.	140,092	4,038,852
Diversified Metals & Mining — 4.7%
BHP Group Ltd. (Australia)	350,316	12,124,717
Boliden AB (Sweden)	338,378	12,564,597
IGO Ltd. (Australia)	824,951	3,946,550
		28,635,864
Electric Utilities — 3.0%
American Electric Power Co., Inc.	39,200	3,320,240
Iberdrola SA (Spain)	196,377	2,528,967
IDACORP, Inc.	23,900	2,389,283
NextEra Energy, Inc.	50,946	3,852,027
Terna Rete Elettrica Nazionale SpA (Italy)	356,175	2,693,948
Xcel Energy, Inc.	51,421	3,420,011
		18,204,476
Electrical Components & Equipment — 3.6%
Array Technologies, Inc.*(a)	140,258	4,182,494
	Shares	Value
Common Stocks (continued)
Electrical Components & Equipment (cont’d.)
Emerson Electric Co.	28,000	$2,526,160
Hubbell, Inc.	21,300	3,980,757
Legrand SA (France)	34,438	3,205,754
Schneider Electric SE (France)	31,508	4,814,452
Shoals Technologies Group, Inc. (Class A Stock)*(a)	80,234	2,790,539
		21,500,156
Fertilizers & Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	89,243	4,049,847
Forest Products — 1.2%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)*	236,958	4,193,678
West Fraser Timber Co. Ltd. (Canada)	41,538	2,988,343
		7,182,021
Gold — 1.6%
Franco-Nevada Corp. (Canada)	11,654	1,460,482
Kirkland Lake Gold Ltd. (Canada)	50,875	1,718,099
Northern Star Resources Ltd. (Australia)	388,967	2,839,187
Perseus Mining Ltd. (Australia)*	975,383	808,965
Silver Lake Resources Ltd. (Australia)*	862,900	991,624
Wesdome Gold Mines Ltd. (Canada)*	260,200	1,726,799
		9,545,156
Industrial Gases — 6.2%
Air Liquide SA (France)	39,887	6,522,601
Air Products & Chemicals, Inc.	33,568	9,444,021
Air Water, Inc. (Japan)	107,500	1,885,232
Linde PLC (United Kingdom)	69,556	19,485,418
		37,337,272
Industrial Machinery — 4.0%
Aalberts NV (Netherlands)	50,510	2,570,463
Atlas Copco AB (Sweden)(Class B Stock)	64,757	3,372,359
IMI PLC (United Kingdom)	149,651	2,744,357
Kadant, Inc.	16,902	3,127,039
Sandvik AB (Sweden)*	131,230	3,588,411
Timken Co. (The)	39,543	3,209,705
Weir Group PLC (The) (United Kingdom)*	218,005	5,317,295
		23,929,629
Integrated Oil & Gas — 9.5%
Chevron Corp.	115,758	12,130,281
Equinor ASA (Norway)	577,147	11,297,231
Galp Energia SGPS SA (Portugal)	935,815	10,913,009
TOTAL SE (France)(a)	492,628	22,982,876
		57,323,397
Metal & Glass Containers — 1.8%
Ardagh Group SA*	80,095	719,413
Ball Corp.	63,859	5,411,412
Crown Holdings, Inc.	31,172	3,024,931
A1

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metal & Glass Containers (cont’d.)
Vidrala SA (Spain)	14,601	$1,607,252
		10,763,008
Multi-Utilities — 3.0%
Ameren Corp.	63,659	5,179,296
Dominion Energy, Inc.	43,700	3,319,452
DTE Energy Co.	27,800	3,701,292
Public Service Enterprise Group, Inc.	35,051	2,110,421
WEC Energy Group, Inc.	38,900	3,640,651
		17,951,112
Oil & Gas Equipment & Services — 2.7%
Cactus, Inc. (Class A Stock)	105,942	3,243,944
ChampionX Corp.*	161,967	3,519,543
Enerflex Ltd. (Canada)	367,629	2,372,461
Halliburton Co.	107,366	2,304,074
Liberty Oilfield Services, Inc. (Class A Stock)*	132,325	1,493,949
Tenaris SA	295,381	3,355,486
		16,289,457
Oil & Gas Exploration & Production — 11.3%
Aker BP ASA (Norway)	166,544	4,740,003
ConocoPhillips	347,567	18,410,624
Devon Energy Corp.	286,064	6,250,499
EOG Resources, Inc.	180,308	13,077,739
Hess Corp.	65,858	4,660,112
Lundin Energy AB (Sweden)(a)	185,513	5,833,621
Magnolia Oil & Gas Corp. (Class A Stock)*	251,992	2,892,868
Parex Resources, Inc. (Canada)*	160,607	2,864,011
Pioneer Natural Resources Co.	61,187	9,717,719
		68,447,196
Oil & Gas Storage & Transportation — 1.6%
Enbridge, Inc. (Canada)(a)	87,423	3,182,197
TC Energy Corp. (Canada)	146,829	6,717,427
		9,899,624
Packaged Foods & Meats — 0.4%
Sanderson Farms, Inc.	15,473	2,410,384
Paper Packaging — 7.2%
Avery Dennison Corp.	34,155	6,272,566
DS Smith PLC (United Kingdom)*	813,228	4,565,747
Graphic Packaging Holding Co.	184,889	3,357,584
International Paper Co.	179,063	9,681,937
Mayr Melnhof Karton AG (Austria)	11,778	2,428,818
Packaging Corp. of America	92,238	12,404,166
Westrock Co.	94,167	4,901,392
		43,612,210
Paper Products — 3.5%
Mondi PLC (United Kingdom)	371,080	9,496,638
Stora Enso OYJ (Finland)(Class R Stock)	195,363	3,645,331
	Shares	Value
Common Stocks (continued)
Paper Products (cont’d.)
UPM-Kymmene OYJ (Finland)	231,665	$8,326,795
		21,468,764
Research & Consulting Services — 0.4%
ALS Ltd. (Australia)	307,566	2,267,052
Semiconductor Equipment — 1.6%
Entegris, Inc.	55,698	6,227,036
SUMCO Corp. (Japan)	154,100	3,552,669
		9,779,705
Specialized REITs — 0.1%
PotlatchDeltic Corp.	7,041	372,610
Specialty Chemicals — 11.4%
Akzo Nobel NV (Netherlands)	57,397	6,432,216
Atotech Ltd. (China)*	182,592	3,697,488
Borregaard ASA (Norway)	165,987	3,619,772
Celanese Corp.	20,242	3,032,454
Covestro AG (Germany), 144A	57,857	3,859,812
Croda International PLC (United Kingdom)	54,516	4,777,671
Koninklijke DSM NV (Netherlands)	36,920	6,258,415
PPG Industries, Inc.	48,378	7,269,278
Quaker Chemical Corp.(a)	20,141	4,909,772
RPM International, Inc.	84,921	7,799,994
Sherwin-Williams Co. (The)	18,057	13,326,247
Shin-Etsu Chemical Co. Ltd. (Japan)	24,000	4,049,457
		69,032,576
Steel — 0.5%
Reliance Steel & Aluminum Co.	18,939	2,884,220
Trading Companies & Distributors — 0.4%
Toromont Industries Ltd. (Canada)	33,354	2,552,973

Total Common Stocks (cost $462,456,865)		576,303,816
Preferred Stocks — 3.3%
Electric Utilities — 2.6%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	164,843	8,164,674
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	140,377	7,149,400
		15,314,074
Multi-Utilities — 0.7%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	40,375	4,225,648

Total Preferred Stocks (cost $17,927,201)		19,539,722

Total Long-Term Investments (cost $480,384,066)		595,843,538
Short-Term Investments — 6.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,588,874	1,588,874

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $34,792,870; includes $34,790,693 of cash collateral for securities on loan)(b)(wa)	34,810,177	$34,792,772

Total Short-Term Investments (cost $36,381,744)		36,381,646

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.8% (cost $516,765,810)		632,225,184

Options Written*~ — (0.0)%
(premiums received $77,616)	(48,662)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.8% (cost $516,688,194)	632,176,522

Liabilities in excess of other assets — (4.8)%	(28,901,156)

Net Assets — 100.0%	$603,275,366

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,448,472; cash collateral of $34,790,693 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Chevron Corp.	Call	09/17/21	$120.00		43		4	$(11,997)
EOG Resources, Inc.	Call	07/16/21	$90.00		90		9	(22,365)
Pioneer Natural Resources Co.	Call	06/18/21	$175.00		22		2	(14,300)
Total Options Written (premiums received $77,616)								$(48,662)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3